Inventories	9 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Inventories

5 Inventories

	September 30, 2024	December 31, 2023
Finished products	3,400,262	3,096,459
Work in process	519,382	586,036
Raw materials	851,827	759,035
Supplies	700,360	659,700
	5,471,831	5,101,230

During the nine-month period ended September 30, 2024, and 2023, the Company recognized the net realizable value of inventories, with additions, reversals, and write-offs recorded in the cost of goods sold, in the amounts US$(8,821) and US$17,866, respectively.